Note 16 - Significant Contracts (Details Textual) - CMC [Member] - USD ($)	Jan. 18, 2018	Dec. 22, 2017
Exploration License Period		10 years
Exploration Agreement, Payments Upon Expiration of Due Diligence Period		$ 350,000
Exploration Agreement, Payments on or Before First Anniversary of Effective Date of Agreement		150,000
Exploration Agreement, Payments on or Before Each Subsequent Anniversary of Effective Date During Exploration License Term		$ 250,000
Exploration Agreement, Option to Purchase, Percentage of Metallic Rights		100.00%
Exploration Agreement, Option to Purchase, Consideration		$ 3,000,000
Exploration Agreement, Option to Purchase, Percentage of Net Profits Interest Royalty Granted		5.00%
Exploration Agreement, Option to Purchase, NPI Royalty Cap		$ 20,000,000
Subsequent Event [Member]
Proceeds from License Fees Received	$ 350,000